[Yahoo! Letterhead]

April 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington D.C. 20549

Dear Ladies and Gentlemen:

In accordance with Note 4 to Paragraph (a) of Rule 14a-6, please be advised that Yahoo! Inc., a Delaware corporation (the “Company”), has today filed a preliminary proxy statement with the Securities and Exchange Commission (the “SEC”) with respect to its 2012 annual meeting of shareholders. The Company has filed its proxy statement with the SEC in preliminary form only because the Company has referred in its proxy statement to a solicitation in opposition by affiliates of Third Point LLC with respect to the election of directors at the Company’s 2012 annual meeting of shareholders.

Respectfully submitted,

Yahoo! Inc.

/s/ Michael J. Callahan

By: Michael J. Callahan

Title: EVP, General Counsel and Secretary